PROPERTY, PLANT AND MINE DEVELOPMENT - Geographic Information (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, plant and mine development
Property, plant and equipment	$ 7,646,281	$ 7,325,418	$ 7,003,665
Canada..
Property, plant and mine development
Property, plant and equipment	5,529,486	5,166,239
Finland
Property, plant and mine development
Property, plant and equipment	1,435,881	1,428,331
Sweden
Property, plant and mine development
Property, plant and equipment	13,812	13,812
Mexico
Property, plant and mine development
Property, plant and equipment	659,469	714,576
United states
Property, plant and mine development
Property, plant and equipment	$ 7,633	$ 2,460